John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/2022

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 85.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	46,213	$1,748,223
Capital Appreciation, Class NAV, JHF II (Jennison)	111,148	1,307,105
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	116,649	1,110,503
Disciplined Value, Class NAV, JHF III (Boston Partners)	71,524	1,682,949
Disciplined Value International, Class NAV, JHIT (Boston Partners)	107,452	1,461,350
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	285,493	2,623,678
Equity Income, Class NAV, JHF II (T. Rowe Price)	107,858	2,276,889
Financial Industries, Class NAV, JHIT II (MIM US) (B)	27,992	496,860
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	22,384	1,370,777
International Dynamic Growth, Class NAV, JHIT (Axiom)	46,402	435,711
International Growth, Class NAV, JHF III (Wellington)	31,044	813,983
International Small Company, Class NAV, JHF II (DFA)	63,774	626,897
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	476,958	4,311,698
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	124,621	1,757,160
Mid Value, Class NAV, JHF II (T. Rowe Price)	115,298	2,158,387
Small Cap Growth, Class NAV, JHF II (Redwood)	21,954	318,548
Small Cap Value, Class NAV, JHF II (Wellington)	17,471	373,523
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	662,756	5,885,270
Fixed income - 3.3%
Bond, Class NAV, JHSB (MIM US) (B)	15,457	207,742
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	28,905	208,409
High Yield, Class NAV, JHBT (MIM US) (B)	71,618	208,409
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	58,449	538,319
Alternative and specialty - 2.3%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	105,064	537,927
Science & Technology, Class NAV, JHF II (T. Rowe Price)	206,244	286,679

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,580,741)		$32,746,996
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity Emerging Markets Index Fund	65,719	653,249
Fidelity International Index Fund	5,723	246,365
Fidelity Mid Cap Index Fund	32,073	890,019
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	31,496	$739,851

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,667,853)		$2,529,484
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
Health care - 0.0%
NMC Health PLC (C)	9	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	18	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	37	247
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	31

TOTAL COMMON STOCKS (Cost $276)		$278
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$533,000	181,344
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	700,000	245,807
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	374,000	137,284
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	132,000	49,695

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $818,186)		$614,130
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	181	2
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	91	1
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	117	104
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	9	1
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	10	1
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	20	5
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	4	0

TOTAL WARRANTS (Cost $106)		$114
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.8739% (F)(G)	5,318	53,144

TOTAL SHORT-TERM INVESTMENTS (Cost $52,727)		$53,144
Total investments (Cost $39,119,889) - 99.8%		$35,944,146
Other assets and liabilities, net - 0.2%		64,617
TOTAL NET ASSETS - 100.0%		$36,008,763
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 85.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	283,276	$10,716,346
Capital Appreciation, Class NAV, JHF II (Jennison)	632,621	7,439,619
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	662,168	6,303,837
Disciplined Value, Class NAV, JHF III (Boston Partners)	407,366	9,585,329
Disciplined Value International, Class NAV, JHIT (Boston Partners)	640,847	8,715,516
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,673,438	15,378,891
Equity Income, Class NAV, JHF II (T. Rowe Price)	619,677	13,081,384
Financial Industries, Class NAV, JHIT II (MIM US) (B)	158,899	2,820,459
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	127,405	7,802,285
International Dynamic Growth, Class NAV, JHIT (Axiom)	266,690	2,504,216
International Growth, Class NAV, JHF III (Wellington)	180,367	4,729,233
International Small Company, Class NAV, JHF II (DFA)	372,729	3,663,924
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,771,986	25,058,755
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	709,304	10,001,185
Mid Value, Class NAV, JHF II (T. Rowe Price)	655,918	12,278,781
Small Cap Growth, Class NAV, JHF II (Redwood)	124,953	1,813,072
Small Cap Value, Class NAV, JHF II (Wellington)	99,173	2,120,326
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,769,845	33,476,222
Fixed income - 3.0%
Bond, Class NAV, JHSB (MIM US) (B)	82,315	1,106,314
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	158,474	1,142,596
High Yield, Class NAV, JHBT (MIM US) (B)	380,583	1,107,496
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	310,003	2,855,126
Alternative and specialty - 2.3%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	600,068	3,072,350
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,195,931	1,662,344

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $201,843,507)		$188,435,606
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity Emerging Markets Index Fund	384,603	3,822,950
Fidelity International Index Fund	33,791	1,454,708
Fidelity Mid Cap Index Fund	182,833	5,073,607
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	179,484	$4,216,081

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,427,715)		$14,567,346
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	3,184
Health care - 0.0%
NMC Health PLC (C)	70	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	143	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	298	2,015
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	249

TOTAL COMMON STOCKS (Cost $4,064)		$5,449
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$3,318,000	1,128,890
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	4,491,000	1,577,029
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	2,325,600	853,658
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	853,500	321,325

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,410,642)		$3,880,902
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	1,479	13
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	739	6
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	951	844
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	1	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	74	7
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	81	7
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	162	40
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	34	3

TOTAL WARRANTS (Cost $863)		$920
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	39,633	396,080
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $396,054)	$396,080
Total investments (Cost $223,082,845) - 99.9%	$207,286,303
Other assets and liabilities, net - 0.1%	150,271
TOTAL NET ASSETS - 100.0%	$207,436,574
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 85.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	459,992	$17,401,485
Capital Appreciation, Class NAV, JHF II (Jennison)	1,016,700	11,956,397
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,059,621	10,087,594
Disciplined Value, Class NAV, JHF III (Boston Partners)	664,068	15,625,513
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,030,035	14,008,479
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,637,720	24,240,645
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,004,778	21,210,861
Financial Industries, Class NAV, JHIT II (MIM US) (B)	253,140	4,493,242
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	204,749	12,538,815
International Dynamic Growth, Class NAV, JHIT (Axiom)	432,208	4,058,430
International Growth, Class NAV, JHF III (Wellington)	289,471	7,589,934
International Small Company, Class NAV, JHF II (DFA)	601,716	5,914,870
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,450,736	40,234,655
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,155,565	16,293,467
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,048,846	19,634,393
Small Cap Growth, Class NAV, JHF II (Redwood)	200,816	2,913,834
Small Cap Value, Class NAV, JHF II (Wellington)	159,994	3,420,674
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,058,612	53,800,472
Fixed income - 3.0%
Bond, Class NAV, JHSB (MIM US) (B)	132,515	1,781,001
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	254,760	1,836,819
High Yield, Class NAV, JHBT (MIM US) (B)	612,682	1,782,904
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	496,636	4,574,022
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 2.3%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	961,044	$4,920,547
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,898,360	2,638,720

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,307,854)		$302,957,773
UNAFFILIATED INVESTMENT COMPANIES - 6.9%
Equity - 6.9%
Fidelity Emerging Markets Index Fund	602,711	5,990,945
Fidelity International Index Fund	54,300	2,337,613
Fidelity Mid Cap Index Fund	294,682	8,177,413
Fidelity Small Cap Index Fund	287,393	6,750,869

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,651,949)		$23,256,840
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	9,042
Health care - 0.0%
NMC Health PLC (C)	117	2
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	239	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	496	3,353
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	415

TOTAL COMMON STOCKS (Cost $8,887)		$12,812
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$5,397,000	1,836,233
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	7,351,000	2,581,327
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	3,782,700	1,388,516
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	1,398,500	526,507

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,886,736)		$6,332,583
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,461	22
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,231	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,583	1,405
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	123	11
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	135	$12
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	270	67
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	56	5

TOTAL WARRANTS (Cost $1,435)		$1,532
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	57,176	571,398

TOTAL SHORT-TERM INVESTMENTS (Cost $571,360)		$571,398
Total investments (Cost $355,428,221) - 99.9%		$333,132,938
Other assets and liabilities, net - 0.1%		234,800
TOTAL NET ASSETS - 100.0%		$333,367,738
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 85.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	730,576	$27,637,685
Capital Appreciation, Class NAV, JHF II (Jennison)	1,604,347	18,867,116
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,685,621	16,047,113
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,056,729	24,864,839
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,610,546	21,903,427
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,148,077	38,120,829
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,596,620	33,704,651
Financial Industries, Class NAV, JHIT II (MIM US) (B)	406,114	7,208,525
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	324,058	19,845,289
International Dynamic Growth, Class NAV, JHIT (Axiom)	683,753	6,420,436
International Growth, Class NAV, JHF III (Wellington)	456,788	11,976,982
International Small Company, Class NAV, JHF II (DFA)	951,379	9,352,053
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,043,316	63,671,578
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,826,798	25,757,848
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,666,099	31,189,376
Small Cap Growth, Class NAV, JHF II (Redwood)	317,009	4,599,797
Small Cap Value, Class NAV, JHF II (Wellington)	256,743	5,489,164
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,577,028	$85,044,004
Fixed income - 3.0%
Bond, Class NAV, JHSB (MIM US) (B)	209,533	2,816,122
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	391,839	2,825,162
High Yield, Class NAV, JHBT (MIM US) (B)	970,846	2,825,162
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	792,334	7,297,394
Alternative and specialty - 2.3%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,534,330	7,855,768
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,042,736	4,229,404

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $503,689,056)		$479,549,724
UNAFFILIATED INVESTMENT COMPANIES - 7.0%
Equity - 7.0%
Fidelity Emerging Markets Index Fund	953,941	9,482,171
Fidelity International Index Fund	84,639	3,643,694
Fidelity Mid Cap Index Fund	466,563	12,947,123
Fidelity Small Cap Index Fund	454,213	10,669,472

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,000,025)		$36,742,460
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	18,330
Health care - 0.0%
NMC Health PLC (C)	194	4
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	397	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	825	5,577
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	690

TOTAL COMMON STOCKS (Cost $16,649)		$24,601
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$8,583,000	2,920,213
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	11,741,000	4,122,889
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	6,017,000	2,208,660
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	2,235,400	841,582

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,294,268)		$10,093,344
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	4,094	$36
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,047	16
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	2,633	2,337
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	3	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	204	18
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	225	19
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	449	112
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	93	9

TOTAL WARRANTS (Cost $2,388)		$2,547
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.8739% (F)(G)	81,241	811,894

TOTAL SHORT-TERM INVESTMENTS (Cost $811,838)		$811,894
Total investments (Cost $557,814,224) - 99.9%		$527,224,570
Other assets and liabilities, net - 0.1%		379,613
TOTAL NET ASSETS - 100.0%		$527,604,183
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 83.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,146,046	$43,354,929
Capital Appreciation, Class NAV, JHF II (Jennison)	2,444,011	28,741,571
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,683,563	25,547,517
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,662,954	39,129,306
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,583,121	35,130,439
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	6,265,334	57,578,424
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,536,152	53,538,175
Financial Industries, Class NAV, JHIT II (MIM US) (B)	635,157	11,274,042
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	488,024	29,886,608
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,101,550	10,343,552
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	727,264	$19,068,856
International Small Company, Class NAV, JHF II (DFA)	1,525,205	14,992,769
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,161,322	100,898,348
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,795,358	39,414,553
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,548,520	47,708,297
Small Cap Growth, Class NAV, JHF II (Redwood)	461,163	6,691,472
Small Cap Value, Class NAV, JHF II (Wellington)	384,857	8,228,252
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,237,120	135,305,623
Fixed income - 3.9%
Bond, Class NAV, JHSB (MIM US) (B)	751,066	10,094,329
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	970,496	6,997,275
High Yield, Class NAV, JHBT (MIM US) (B)	1,918,679	5,583,356
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,164,065	10,721,036
Alternative and specialty - 2.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	458,800	5,601,947
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,405,840	12,317,898
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,601,104	6,395,535

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $754,122,978)		$764,544,109
UNAFFILIATED INVESTMENT COMPANIES - 6.8%
Equity - 6.8%
Fidelity Emerging Markets Index Fund	1,418,780	14,102,672
Fidelity International Index Fund	136,011	5,855,273
Fidelity Mid Cap Index Fund	753,543	20,910,810
Fidelity Small Cap Index Fund	697,330	16,380,285

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,859,136)		$57,249,040
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	33,986
Health care - 0.0%
NMC Health PLC (C)	315	6
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	644	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,338	9,045
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	$1,119

TOTAL COMMON STOCKS (Cost $29,417)		$44,156
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$16,912,000	5,754,006
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	23,180,000	8,139,730
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	11,855,500	4,351,798
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	4,413,000	1,661,404

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,916,072)		$19,906,938
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,639	59
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,320	27
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,270	3,790
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	331	30
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	365	31
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	728	181
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	152	14

TOTAL WARRANTS (Cost $3,872)		$4,133
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	193,537	1,934,147

TOTAL SHORT-TERM INVESTMENTS (Cost $1,934,045)		$1,934,147
Total investments (Cost $843,865,520) - 99.9%		$843,682,523
Other assets and liabilities, net - 0.1%		642,580
TOTAL NET ASSETS - 100.0%		$844,325,103
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.4%
Equity - 76.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,101,114	$41,655,153
Capital Appreciation, Class NAV, JHF II (Jennison)	2,277,258	26,780,552
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,296,365	21,861,399
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,565,671	$36,840,246
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,511,809	34,160,609
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,592,280	51,393,053
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,379,410	50,229,341
Financial Industries, Class NAV, JHIT II (MIM US) (B)	662,378	11,757,205
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	424,555	4,585,192
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	389,191	23,834,046
Global Equity, Class NAV, JHF II (MIM US) (B)	390,121	4,517,604
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,083,185	10,171,112
International Growth, Class NAV, JHF III (Wellington)	719,833	18,874,029
International Small Company, Class NAV, JHF II (DFA)	1,621,706	15,941,373
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,169,583	100,973,032
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,525,076	35,603,574
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,294,425	42,951,639
Small Cap Growth, Class NAV, JHF II (Redwood)	383,494	5,564,494
Small Cap Value, Class NAV, JHF II (Wellington)	320,893	6,860,696
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,385,821	136,626,089
Fixed income - 8.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,679,354	22,570,518
Core Bond, Class NAV, JHF II (Allspring Investments)	1,254,774	13,789,962
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,915,781	13,812,778
High Yield, Class NAV, JHBT (MIM US) (B)	4,165,160	12,120,615
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,440,817	13,269,921
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	446,558	4,336,080
Alternative and specialty - 4.4%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,613,515	19,701,013
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,506,150	12,831,490
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,857,945	6,752,543

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $785,352,005)		$800,365,358
UNAFFILIATED INVESTMENT COMPANIES - 6.1%
Equity - 6.1%
Fidelity Emerging Markets Index Fund	1,100,806	10,942,016
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	162,171	$6,981,472
Fidelity Mid Cap Index Fund	755,368	20,961,471
Fidelity Small Cap Index Fund	678,460	15,937,017

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $56,719,875)		$54,821,976
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	37,336
Health care - 0.0%
NMC Health PLC (C)	321	6
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	658	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,366	9,236
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,142

TOTAL COMMON STOCKS (Cost $31,532)		$47,720
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
U.S. Government - 4.2%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$32,421,000	11,030,667
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	44,348,000	15,572,941
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	22,725,600	8,341,886
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	8,446,900	3,180,085

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $54,252,749)		$38,125,579
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	6,779	60
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,390	27
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,360	3,870
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	338	30
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	373	32
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	744	185
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	155	14

TOTAL WARRANTS (Cost $3,953)		$4,219
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	184,130	$1,840,144

TOTAL SHORT-TERM INVESTMENTS (Cost $1,840,008)		$1,840,144
Total investments (Cost $898,200,122) - 99.9%		$895,204,996
Other assets and liabilities, net - 0.1%		653,714
TOTAL NET ASSETS - 100.0%		$895,858,710
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.3%
Equity - 67.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,124,276	$42,531,366
Capital Appreciation, Class NAV, JHF II (Jennison)	2,324,407	27,335,032
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,579,893	34,080,578
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,589,137	37,392,386
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,685,645	36,524,774
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,552,215	51,024,858
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,417,466	51,032,704
Financial Industries, Class NAV, JHIT II (MIM US) (B)	655,930	11,642,764
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	626,479	6,765,971
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	351,874	21,548,756
Global Equity, Class NAV, JHF II (MIM US) (B)	695,265	8,051,165
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,154,690	10,842,544
International Growth, Class NAV, JHF III (Wellington)	770,541	20,203,584
International Small Company, Class NAV, JHF II (DFA)	1,759,325	17,294,164
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,816,351	106,819,816
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,457,293	34,647,829
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,240,787	41,947,537
Small Cap Growth, Class NAV, JHF II (Redwood)	340,265	4,937,240
Small Cap Value, Class NAV, JHF II (Wellington)	282,248	6,034,458
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,676,165	139,204,344
Fixed income - 15.4%
Bond, Class NAV, JHSB (MIM US) (B)	3,594,993	48,316,700
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Core Bond, Class NAV, JHF II (Allspring Investments)	3,271,977	$35,959,030
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,476,845	25,068,050
High Yield, Class NAV, JHBT (MIM US) (B)	7,914,064	23,029,927
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,836,054	16,910,056
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,325,848	12,873,984
Alternative and specialty - 5.6%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,255,398	39,748,407
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,475,176	12,672,901
Science & Technology, Class NAV, JHF II (T. Rowe Price)	4,873,257	6,773,828

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $911,840,387)		$931,214,753
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity Emerging Markets Index Fund	783,041	7,783,426
Fidelity International Index Fund	262,331	11,293,332
Fidelity Mid Cap Index Fund	791,787	21,922,647
Fidelity Small Cap Index Fund	751,890	17,661,884

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,997,226)		$58,661,289
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	39,660
Health care - 0.0%
NMC Health PLC (C)	338	7
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	691	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,436	9,710
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,201

TOTAL COMMON STOCKS (Cost $33,383)		$50,578
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$52,938,000	18,011,210
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	72,304,000	25,389,779
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	37,104,400	13,619,912
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	13,774,100	5,185,667

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,119,427)		$62,206,568
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,128	$63
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,564	29
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,584	4,069
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	355	32
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	392	34
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	782	195
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	163	15

TOTAL WARRANTS (Cost $4,130)		$4,438
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	187,328	1,872,099

TOTAL SHORT-TERM INVESTMENTS (Cost $1,871,896)		$1,872,099
Total investments (Cost $1,062,866,449) - 99.9%		$1,054,009,725
Other assets and liabilities, net - 0.1%		682,130
TOTAL NET ASSETS - 100.0%		$1,054,691,855
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.0%
Equity - 57.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	966,109	$36,547,900
Capital Appreciation, Class NAV, JHF II (Jennison)	1,856,403	21,831,297
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,861,347	46,280,028
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,327,589	31,238,174
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,489,862	33,862,126
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,812,245	44,224,528
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,030,671	42,867,475
Financial Industries, Class NAV, JHIT II (MIM US) (B)	713,845	12,670,745
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,444,185	15,597,200
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	203,286	12,449,211
Global Equity, Class NAV, JHF II (MIM US) (B)	1,783,474	20,652,624
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,077,581	$10,118,489
International Growth, Class NAV, JHF III (Wellington)	721,428	18,915,849
International Small Company, Class NAV, JHF II (DFA)	1,884,677	18,526,370
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,797,950	106,653,465
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,267,463	31,971,234
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,045,842	38,298,165
Small Cap Growth, Class NAV, JHF II (Redwood)	267,074	3,875,249
Small Cap Value, Class NAV, JHF II (Wellington)	223,568	4,779,881
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,983,768	133,055,855
Fixed income - 22.9%
Bond, Class NAV, JHSB (MIM US) (B)	4,498,351	60,457,844
Core Bond, Class NAV, JHF II (Allspring Investments)	5,178,014	56,906,369
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,314,488	38,317,456
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,147,341	8,628,007
High Yield, Class NAV, JHBT (MIM US) (B)	11,358,967	33,054,594
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,000,299	36,842,756
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,202,692	40,808,141
Alternative and specialty - 7.1%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,213,421	63,655,873
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,706,971	13,859,691
Science & Technology, Class NAV, JHF II (T. Rowe Price)	5,307,383	7,377,263

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,028,944,828)		$1,044,323,859
UNAFFILIATED INVESTMENT COMPANIES - 5.0%
Equity - 5.0%
Fidelity Emerging Markets Index Fund	546,840	5,435,587
Fidelity International Index Fund	370,788	15,962,441
Fidelity Mid Cap Index Fund	781,613	21,639,743
Fidelity Small Cap Index Fund	747,367	17,555,648

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $61,259,792)		$60,593,419
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	44,569
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (C)	342	$7
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	699	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,452	9,818
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,214

TOTAL COMMON STOCKS (Cost $36,289)		$55,608
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,547,389	1,501,843
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,413,309	4,230,570
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,366,364	2,243,516
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,217,905	2,089,878
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	70,288,000	23,914,238
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	95,374,000	33,490,882
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	49,251,900	18,078,894
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	18,182,400	6,845,302

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $130,653,307)		$92,395,123
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	7,207	64
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	3,603	29
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	4,635	4,114
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	359	32
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	396	34
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	791	197
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	165	15

TOTAL WARRANTS (Cost $4,178)		$4,486
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	237,132	2,369,830
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,369,503)	$2,369,830
Total investments (Cost $1,223,267,897) - 99.9%	$1,199,742,325
Other assets and liabilities, net - 0.1%	690,160
TOTAL NET ASSETS - 100.0%	$1,200,432,485
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.3%
Equity - 45.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	495,975	$18,762,738
Capital Appreciation, Class NAV, JHF II (Jennison)	881,744	10,369,313
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,106,402	48,612,951
Disciplined Value, Class NAV, JHF III (Boston Partners)	667,421	15,704,426
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,738,114	23,638,344
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,505,698	23,027,361
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,014,239	21,410,575
Financial Industries, Class NAV, JHIT II (MIM US) (B)	524,809	9,315,355
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,677,921	18,121,549
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	142,277	8,713,061
Global Equity, Class NAV, JHF II (MIM US) (B)	1,649,417	19,100,246
International Dynamic Growth, Class NAV, JHIT (Axiom)	751,491	7,056,500
International Growth, Class NAV, JHF III (Wellington)	499,795	13,104,632
International Small Company, Class NAV, JHF II (DFA)	1,310,248	12,879,738
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,158,608	73,753,819
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,437,079	20,262,809
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,296,606	24,272,467
Small Cap Growth, Class NAV, JHF II (Redwood)	276,526	4,012,394
Small Cap Value, Class NAV, JHF II (Wellington)	231,355	4,946,371
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,186,062	81,572,234
Fixed income - 33.1%
Bond, Class NAV, JHSB (MIM US) (B)	5,733,945	77,064,227
Core Bond, Class NAV, JHF II (Allspring Investments)	6,187,136	67,996,625
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,598,177	40,362,857
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,964,211	$14,770,869
High Yield, Class NAV, JHBT (MIM US) (B)	12,079,312	35,150,798
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,832,111	44,503,741
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,323,177	51,688,052
Alternative and specialty - 8.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,744,468	70,139,959
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,988,318	10,180,189
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,782,519	5,257,701

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $871,134,817)		$875,751,901
UNAFFILIATED INVESTMENT COMPANIES - 3.6%
Equity - 3.6%
Fidelity Emerging Markets Index Fund	421,934	4,194,021
Fidelity International Index Fund	214,546	9,236,222
Fidelity Mid Cap Index Fund	551,217	15,259,411
Fidelity Small Cap Index Fund	317,874	7,466,853

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,376,671)		$36,156,507
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	32,246
Health care - 0.0%
NMC Health PLC (C)	252	5
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	515	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,071	7,236
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	895

TOTAL COMMON STOCKS (Cost $26,404)		$40,382
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,523,121	3,419,423
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,278,954	9,853,341
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,526,382	5,239,485
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,047,574	4,756,205
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	55,862,000	$19,006,049
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	75,328,000	26,451,666
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	39,138,100	14,366,422
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	14,375,500	5,412,082

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $121,399,851)		$88,504,673
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	5,312	47
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	2,656	21
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	3,416	3,033
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	4	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	265	24
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	292	25
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	583	145
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	121	11

TOTAL WARRANTS (Cost $3,080)		$3,307
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	236,549	2,364,005

TOTAL SHORT-TERM INVESTMENTS (Cost $2,363,647)		$2,364,005
Total investments (Cost $1,032,304,470) - 99.9%		$1,002,820,775
Other assets and liabilities, net - 0.1%		518,358
TOTAL NET ASSETS - 100.0%		$1,003,339,133
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.0%
Equity - 35.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	111,498	$4,217,958
Capital Appreciation, Class NAV, JHF II (Jennison)	149,873	1,762,510
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,645,003	25,180,428
Disciplined Value, Class NAV, JHF III (Boston Partners)	136,012	3,200,364
Disciplined Value International, Class NAV, JHIT (Boston Partners)	684,167	9,304,677
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,023,183	9,403,049
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	207,253	$4,375,121
Financial Industries, Class NAV, JHIT II (MIM US) (B)	267,749	4,752,548
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	902,761	9,749,814
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	81,164	4,970,470
Global Equity, Class NAV, JHF II (MIM US) (B)	869,651	10,070,557
Global Shareholder Yield, Class NAV, JHF III (Epoch)	432,872	4,813,534
International Dynamic Growth, Class NAV, JHIT (Axiom)	295,959	2,779,057
International Growth, Class NAV, JHF III (Wellington)	197,732	5,184,541
International Small Company, Class NAV, JHF II (DFA)	569,084	5,594,099
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,621,413	32,737,576
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	558,282	7,871,773
Mid Value, Class NAV, JHF II (T. Rowe Price)	503,712	9,429,489
Small Cap Growth, Class NAV, JHF II (Redwood)	105,640	1,532,838
Small Cap Value, Class NAV, JHF II (Wellington)	88,759	1,897,676
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,977,272	35,318,172
Fixed income - 43.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,197,651	56,416,424
Core Bond, Class NAV, JHF II (Allspring Investments)	4,942,376	54,316,714
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,485,295	25,128,979
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,625,012	12,220,088
High Yield, Class NAV, JHBT (MIM US) (B)	7,559,650	21,998,581
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,781,686	34,829,331
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,023,058	29,353,895
Alternative and specialty - 9.2%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,443,471	42,044,785
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,012,360	5,183,284
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,957,000	2,720,230

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $485,122,539)		$478,358,562
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 3.0%
Fidelity International Index Fund	145,132	6,247,925
Fidelity Mid Cap Index Fund	249,655	6,911,430
Fidelity Small Cap Index Fund	135,922	3,192,804
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,700,717)		$16,352,159
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	$0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	14,966
Health care - 0.0%
NMC Health PLC (C)	113	2
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	230	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	479	3,235
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	400

TOTAL COMMON STOCKS (Cost $12,117)		$18,603
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,105,776	3,014,362
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	9,062,967	8,687,704
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,872,039	4,619,111
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,449,476	4,192,631
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	22,875,000	7,782,811
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	30,736,000	10,793,044
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	16,026,300	5,882,774
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	5,863,400	2,207,450

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,917,485)		$47,179,887
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	2,374	21
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	1,187	10
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	1,527	1,355
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (C)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	118	11
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	131	11
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	260	65
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	54	5
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL WARRANTS (Cost $1,375)		$1,478
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (F)(G)	137,870	$1,377,829

TOTAL SHORT-TERM INVESTMENTS (Cost $1,377,581)		$1,377,829
Total investments (Cost $565,131,814) - 100.0%		$543,288,518
Other assets and liabilities, net - 0.0%		246,857
TOTAL NET ASSETS - 100.0%		$543,535,375
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.6%
Equity - 30.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	37,790	$1,429,611
Capital Appreciation, Class NAV, JHF II (Jennison)	62,109	730,397
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	945,551	9,001,645
Disciplined Value, Class NAV, JHF III (Boston Partners)	49,177	1,157,137
Disciplined Value International, Class NAV, JHIT (Boston Partners)	252,683	3,436,489
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	198,009	1,819,698
Equity Income, Class NAV, JHF II (T. Rowe Price)	74,425	1,571,105
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	298,271	3,221,328
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	23,434	1,435,123
Global Equity, Class NAV, JHF II (MIM US) (B)	333,688	3,864,104
Global Shareholder Yield, Class NAV, JHF III (Epoch)	185,309	2,060,636
International Dynamic Growth, Class NAV, JHIT (Axiom)	109,371	1,026,993
International Growth, Class NAV, JHF III (Wellington)	72,742	1,907,300
International Small Company, Class NAV, JHF II (DFA)	145,264	1,427,945
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,056,580	9,551,480
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	128,156	1,807,006
Mid Value, Class NAV, JHF II (T. Rowe Price)	118,376	2,216,008
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,136,913	10,095,786
Fixed income - 50.5%
Bond, Class NAV, JHSB (MIM US) (B)	1,780,958	23,936,078
Core Bond, Class NAV, JHF II (Allspring Investments)	2,075,898	22,814,118
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,264,862	$9,119,652
Floating Rate Income, Class NAV, JHF II (Bain Capital)	782,947	5,887,760
High Yield, Class NAV, JHBT (MIM US) (B)	2,883,739	8,391,681
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,696,689	15,626,504
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,130,660	10,978,713
Alternative and specialty - 7.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,246,434	15,218,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $172,411,118)		$169,733,258
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	21,777	937,513
Fidelity Mid Cap Index Fund	71,722	1,985,238
Fidelity Small Cap Index Fund	73,487	1,726,210

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,641,750)		$4,648,961
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	4,454
Health care - 0.0%
NMC Health PLC (C)	34	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	71	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	147	991
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	123

TOTAL COMMON STOCKS (Cost $3,638)		$5,569
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,539,389	1,494,079
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,515,225	4,328,267
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,427,928	2,301,884
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,204,241	2,077,002
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	5,584,000	1,899,856
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	7,484,000	2,628,030
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	3,912,500	1,436,161
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	1,426,300	$536,973

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,809,450)		$16,702,252
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	727	6
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	364	3
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	468	415
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	36	3
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	40	3
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	80	20
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	17	2

TOTAL WARRANTS (Cost $421)		$452
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	34,657	346,348

TOTAL SHORT-TERM INVESTMENTS (Cost $346,254)		$346,348
Total investments (Cost $198,212,631) - 99.9%		$191,436,840
Other assets and liabilities, net - 0.1%		96,985
TOTAL NET ASSETS - 100.0%		$191,533,825
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.1%
Equity - 24.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	18,855	$713,293
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	667,960	6,358,984
Disciplined Value International, Class NAV, JHIT (Boston Partners)	163,656	2,225,723
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,971	358,142
Equity Income, Class NAV, JHF II (T. Rowe Price)	44,225	933,596
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	205,902	2,223,736
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	17,785	1,089,167
Global Equity, Class NAV, JHF II (MIM US) (B)	216,035	2,501,684
Global Shareholder Yield, Class NAV, JHF III (Epoch)	171,882	1,911,332
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	71,242	$668,967
International Growth, Class NAV, JHF III (Wellington)	47,386	1,242,450
International Small Company, Class NAV, JHF II (DFA)	72,878	716,393
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	674,069	6,093,587
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	50,267	708,763
Mid Value, Class NAV, JHF II (T. Rowe Price)	45,749	856,413
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	700,418	6,219,709
Fixed income - 56.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,412,071	18,978,232
Core Bond, Class NAV, JHF II (Allspring Investments)	1,734,290	19,059,843
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,005,359	7,248,638
Floating Rate Income, Class NAV, JHF II (Bain Capital)	720,823	5,420,592
High Yield, Class NAV, JHBT (MIM US) (B)	2,226,180	6,478,183
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,574,128	14,497,723
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	861,508	8,365,246
Alternative and specialty - 7.8%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	904,839	11,048,090

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $129,992,110)		$125,918,486
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity International Index Fund	19,137	823,829
Fidelity Mid Cap Index Fund	43,743	1,210,899
Fidelity Small Cap Index Fund	33,230	780,583

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,762,950)		$2,815,311
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	2,136
Health care - 0.0%
NMC Health PLC (C)	20	0
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (C)(D)	42	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	86	584
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	$72

TOTAL COMMON STOCKS (Cost $1,865)		$2,792
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,457,270	1,414,377
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,313,231	4,134,636
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,317,475	2,197,165
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,082,308	1,962,108
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	2,200,000	748,511
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	2,895,000	1,016,588
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	1,540,600	565,508
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	550,600	207,290

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,403,657)		$12,246,183
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (C)	428	4
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (C)	214	2
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (C)	276	245
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (C)	21	2
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (C)	24	2
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (C)	47	12
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (C)	10	1

TOTAL WARRANTS (Cost $247)		$268
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.8739% (F)(G)	30,698	306,788

TOTAL SHORT-TERM INVESTMENTS (Cost $306,706)		$306,788
Total investments (Cost $147,467,535) - 99.9%		$141,289,828
Other assets and liabilities, net - 0.1%		72,956
TOTAL NET ASSETS - 100.0%		$141,362,784
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 11-30-22.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$32,746,996	$32,746,996	—	—
Unaffiliated investment companies	2,529,484	2,529,484	—	—
Common stocks	278	—	—	$278
U.S. Government and Agency obligations	614,130	—	$614,130	—
Warrants	114	114	—	—
Short-term investments	53,144	53,144	—	—
Total investments in securities	$35,944,146	$35,329,738	$614,130	$278

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$188,435,606	$188,435,606	—	—
Unaffiliated investment companies	14,567,346	14,567,346	—	—
Common stocks	5,449	—	$1	$5,448
U.S. Government and Agency obligations	3,880,902	—	3,880,902	—
Warrants	920	920	—	—
Short-term investments	396,080	396,080	—	—
Total investments in securities	$207,286,303	$203,399,952	$3,880,903	$5,448

Multimanager 2055 Lifetime Portfolio
Investments in securities:
|	17

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$302,957,773	$302,957,773	—	—
Unaffiliated investment companies	23,256,840	23,256,840	—	—
Common stocks	12,812	—	$2	$12,810
U.S. Government and Agency obligations	6,332,583	—	6,332,583	—
Warrants	1,532	1,532	—	—
Short-term investments	571,398	571,398	—	—
Total investments in securities	$333,132,938	$326,787,543	$6,332,585	$12,810

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$479,549,724	$479,549,724	—	—
Unaffiliated investment companies	36,742,460	36,742,460	—	—
Common stocks	24,601	—	$4	$24,597
U.S. Government and Agency obligations	10,093,344	—	10,093,344	—
Warrants	2,547	2,547	—	—
Short-term investments	811,894	811,894	—	—
Total investments in securities	$527,224,570	$517,106,625	$10,093,348	$24,597

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$764,544,109	$764,544,109	—	—
Unaffiliated investment companies	57,249,040	57,249,040	—	—
Common stocks	44,156	—	$6	$44,150
U.S. Government and Agency obligations	19,906,938	—	19,906,938	—
Warrants	4,133	4,133	—	—
Short-term investments	1,934,147	1,934,147	—	—
Total investments in securities	$843,682,523	$823,731,429	$19,906,944	$44,150

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$800,365,358	$800,365,358	—	—
Unaffiliated investment companies	54,821,976	54,821,976	—	—
Common stocks	47,720	—	$6	$47,714
U.S. Government and Agency obligations	38,125,579	—	38,125,579	—
Warrants	4,219	4,219	—	—
Short-term investments	1,840,144	1,840,144	—	—
Total investments in securities	$895,204,996	$857,031,697	$38,125,585	$47,714

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
18	|

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2035 Lifetime Portfolio (continued)
Affiliated investment companies	$931,214,753	$931,214,753	—	—
Unaffiliated investment companies	58,661,289	58,661,289	—	—
Common stocks	50,578	—	$7	$50,571
U.S. Government and Agency obligations	62,206,568	—	62,206,568	—
Warrants	4,438	4,438	—	—
Short-term investments	1,872,099	1,872,099	—	—
Total investments in securities	$1,054,009,725	$991,752,579	$62,206,575	$50,571

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,044,323,859	$1,044,323,859	—	—
Unaffiliated investment companies	60,593,419	60,593,419	—	—
Common stocks	55,608	—	$7	$55,601
U.S. Government and Agency obligations	92,395,123	—	92,395,123	—
Warrants	4,486	4,486	—	—
Short-term investments	2,369,830	2,369,830	—	—
Total investments in securities	$1,199,742,325	$1,107,291,594	$92,395,130	$55,601

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$875,751,901	$875,751,901	—	—
Unaffiliated investment companies	36,156,507	36,156,507	—	—
Common stocks	40,382	—	$5	$40,377
U.S. Government and Agency obligations	88,504,673	—	88,504,673	—
Warrants	3,307	3,307	—	—
Short-term investments	2,364,005	2,364,005	—	—
Total investments in securities	$1,002,820,775	$914,275,720	$88,504,678	$40,377

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$478,358,562	$478,358,562	—	—
Unaffiliated investment companies	16,352,159	16,352,159	—	—
Common stocks	18,603	—	$2	$18,601
U.S. Government and Agency obligations	47,179,887	—	47,179,887	—
Warrants	1,478	1,478	—	—
Short-term investments	1,377,829	1,377,829	—	—
Total investments in securities	$543,288,518	$496,090,028	$47,179,889	$18,601

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$169,733,258	$169,733,258	—	—
Unaffiliated investment companies	4,648,961	4,648,961	—	—
Common stocks	5,569	—	$1	$5,568
U.S. Government and Agency obligations	16,702,252	—	16,702,252	—
Warrants	452	452	—	—
Short-term investments	346,348	346,348	—	—
Total investments in securities	$191,436,840	$174,729,019	$16,702,253	$5,568

|	19

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$125,918,486	$125,918,486	—	—
Unaffiliated investment companies	2,815,311	2,815,311	—	—
Common stocks	2,792	—	—	$2,792
U.S. Government and Agency obligations	12,246,183	—	$12,246,183	—
Warrants	268	268	—	—
Short-term investments	306,788	306,788	—	—
Total investments in securities	$141,289,828	$129,040,853	$12,246,183	$2,792
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	—	$384,709	—	$(391,823)	$(11,419)	$18,533	—	—	—
Blue Chip Growth	46,213	1,706,416	$122,621	—	—	(80,814)	—	—	$1,748,223
Bond	15,457	152,071	86,082	(26,498)	(1,695)	(2,218)	$1,765	—	207,742
Capital Appreciation	111,148	1,058,307	260,398	(9,370)	(11,284)	9,054	—	—	1,307,105
Capital Appreciation Value	116,649	918,309	169,886	—	—	22,308	—	—	1,110,503
Disciplined Value	71,524	1,380,707	174,062	—	—	128,180	—	—	1,682,949
Disciplined Value International	107,452	1,207,118	102,375	(863)	(173)	152,893	—	—	1,461,350
Emerging Markets Debt	28,905	152,596	92,493	(38,784)	(5,565)	7,669	2,707	—	208,409
Emerging Markets Equity	285,493	2,144,116	412,290	(45,645)	(41,094)	154,011	—	—	2,623,678
Equity Income	107,858	1,867,400	278,665	(2,478)	(313)	133,615	10,755	—	2,276,889
Financial Industries	27,992	408,564	67,415	(11,807)	(4,912)	37,600	—	—	496,860
Fundamental Large Cap Core	22,384	1,115,942	253,509	(5,628)	(2,019)	8,973	—	—	1,370,777
Health Sciences	105,064	439,383	60,501	(232)	(101)	38,376	—	—	537,927
High Yield	71,618	152,713	82,183	(24,650)	(2,966)	1,129	2,763	—	208,409
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	46,402	$357,114	$57,879	—	—	$20,718	—	—	$435,711
International Growth	31,044	670,113	103,829	$(2,133)	$(1,642)	43,816	—	—	813,983
International Small Company	63,774	520,519	71,001	—	—	35,377	—	—	626,897
International Strategic Equity Allocation	476,958	3,538,560	503,950	(1,612)	(362)	271,162	—	—	4,311,698
John Hancock Collateral Trust	5,318	32,702	50,334	(30,333)	48	393	$427	—	53,144
Mid Cap Growth	124,621	1,428,751	287,964	(26,580)	(32,059)	99,084	—	—	1,757,160
Mid Value	115,298	1,679,591	328,983	(7,292)	(1,139)	158,244	—	—	2,158,387
Science & Technology	206,244	225,079	56,671	(3,022)	(10,398)	18,349	—	—	286,679
Short Duration Bond	58,449	—	535,316	(2,938)	(3)	5,944	2,327	—	538,319
Small Cap Growth	21,954	260,782	55,854	(3,902)	(3,753)	9,567	—	—	318,548
Small Cap Value	17,471	306,144	51,346	(2,942)	(613)	19,588	—	—	373,523
U.S. Sector Rotation	662,756	4,823,616	827,104	(1,478)	(227)	236,255	—	—	5,885,270
					$(131,689)	$1,547,806	$20,744	—	$32,800,140
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	—	$2,521,057	—	$(2,566,767)	$(74,010)	$119,720	—	—	—
Blue Chip Growth	283,276	10,964,486	$303,762	(36,811)	(29,336)	(485,755)	—	—	$10,716,346
Bond	82,315	1,011,546	236,612	(112,507)	(23,592)	(5,745)	$10,531	—	1,106,314
Capital Appreciation	632,621	6,800,098	708,008	(7,034)	(8,355)	(53,098)	—	—	7,439,619
Capital Appreciation Value	662,168	5,886,256	309,174	—	—	108,407	—	—	6,303,837
Disciplined Value	407,366	8,901,769	90,557	(157,497)	(28,445)	778,945	—	—	9,585,329
Disciplined Value International	640,847	7,737,482	208,107	(124,331)	(29,172)	923,430	—	—	8,715,516
Emerging Markets Debt	158,474	1,010,055	245,027	(115,325)	(35,215)	38,054	16,226	—	1,142,596
Emerging Markets Equity	1,673,438	13,774,987	1,182,824	(135,543)	(109,153)	665,776	—	—	15,378,891
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	619,677	$12,058,625	$354,869	$(93,964)	$(12,432)	$774,286	$67,486	—	$13,081,384
Financial Industries	158,899	2,649,454	84,300	(98,609)	(37,852)	223,166	—	—	2,820,459
Fundamental Large Cap Core	127,405	7,170,429	645,742	—	—	(13,886)	—	—	7,802,285
Health Sciences	600,068	2,823,234	65,480	(35,785)	(16,754)	236,175	—	—	3,072,350
High Yield	380,583	1,005,088	220,552	(101,556)	(17,207)	619	16,463	—	1,107,496
International Dynamic Growth	266,690	2,294,691	102,291	—	—	107,234	—	—	2,504,216
International Growth	180,367	4,295,344	217,018	—	—	216,871	—	—	4,729,233
International Small Company	372,729	3,336,464	139,377	—	—	188,083	—	—	3,663,924
International Strategic Equity Allocation	2,771,986	22,681,759	944,256	—	—	1,432,740	—	—	25,058,755
John Hancock Collateral Trust	39,633	309,606	143,335	(56,883)	(13)	35	2,922	—	396,080
Mid Cap Growth	709,304	9,225,622	602,225	(152,943)	(169,964)	496,245	—	—	10,001,185
Mid Value	655,918	10,831,155	562,186	(13,389)	(3,049)	901,878	—	—	12,278,781
Science & Technology	1,195,931	1,451,784	184,474	(6,579)	(22,722)	55,387	—	—	1,662,344
Short Duration Bond	310,003	—	2,822,115	—	—	33,011	12,978	—	2,855,126
Small Cap Growth	124,953	1,675,641	166,717	(55,415)	(53,502)	79,631	—	—	1,813,072
Small Cap Value	99,173	1,967,114	81,694	(32,848)	(8,507)	112,873	—	—	2,120,326
U.S. Sector Rotation	3,769,845	30,993,882	1,256,294	—	—	1,226,046	—	—	33,476,222
					$(679,280)	$8,160,128	$126,606	—	$188,831,686
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	—	$4,097,923	—	$(4,172,803)	$(151,311)	$226,191	—	—	—
Blue Chip Growth	459,992	17,926,787	$455,547	(138,159)	(104,616)	(738,074)	—	—	$17,401,485
Bond	132,515	1,582,884	412,134	(165,952)	(36,548)	(11,517)	$16,842	—	1,781,001
Capital Appreciation	1,016,700	11,118,069	952,769	—	—	(114,441)	—	—	11,956,397
Capital Appreciation Value	1,059,621	9,631,927	285,085	—	—	170,582	—	—	10,087,594
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	664,068	$14,605,492	$37,803	$(244,430)	$(39,802)	$1,266,450	—	—	$15,625,513
Disciplined Value International	1,030,035	12,617,669	247,582	(302,319)	(47,732)	1,493,279	—	—	14,008,479
Emerging Markets Debt	254,760	1,583,066	389,935	(136,280)	(46,968)	47,066	$25,909	—	1,836,819
Emerging Markets Equity	2,637,720	22,328,982	1,140,941	—	—	770,722	—	—	24,240,645
Equity Income	1,004,778	19,829,926	170,463	—	—	1,210,472	110,229	—	21,210,861
Financial Industries	253,140	4,378,656	1,511	(182,368)	(69,158)	364,601	—	—	4,493,242
Fundamental Large Cap Core	204,749	11,723,555	842,005	—	—	(26,745)	—	—	12,538,815
Health Sciences	961,044	4,615,949	804	(50,779)	(23,702)	378,275	—	—	4,920,547
High Yield	612,682	1,580,212	363,082	(131,491)	(27,397)	(1,502)	26,346	—	1,782,904
International Dynamic Growth	432,208	3,751,673	135,417	—	—	171,340	—	—	4,058,430
International Growth	289,471	6,989,575	259,053	—	—	341,306	—	—	7,589,934
International Small Company	601,716	5,441,784	174,813	—	—	298,273	—	—	5,914,870
International Strategic Equity Allocation	4,450,736	36,864,026	1,106,728	—	—	2,263,901	—	—	40,234,655
John Hancock Collateral Trust	57,176	454,442	202,676	(85,750)	(21)	51	4,224	—	571,398
Mid Cap Growth	1,155,565	15,250,191	595,493	(76,425)	(86,173)	610,381	—	—	16,293,467
Mid Value	1,048,846	17,707,429	494,787	—	—	1,432,177	—	—	19,634,393
Science & Technology	1,898,360	2,374,182	285,385	(75,009)	(208,496)	262,658	—	—	2,638,720
Short Duration Bond	496,636	—	4,520,835	—	—	53,187	20,698	—	4,574,022
Small Cap Growth	200,816	2,739,650	201,440	(68,759)	(64,527)	106,030	—	—	2,913,834
Small Cap Value	159,994	3,236,913	43,609	(29,200)	(7,652)	177,004	—	—	3,420,674
U.S. Sector Rotation	6,058,612	50,755,603	1,098,993	—	—	1,945,876	—	—	53,800,472
					$(914,103)	$12,697,543	$204,248	—	$303,529,171
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	—	$6,499,182	—	$(6,617,873)	$(148,762)	$267,453	—	—	—
Blue Chip Growth	730,576	28,495,900	$758,143	(273,784)	(203,180)	(1,139,394)	—	—	$27,637,685
Bond	209,533	2,495,098	681,476	(285,004)	(61,252)	(14,196)	$26,045	—	2,816,122
Capital Appreciation	1,604,347	17,780,240	1,285,321	—	—	(198,445)	—	—	18,867,116
Capital Appreciation Value	1,685,621	15,490,607	340,760	(51,105)	(15,933)	282,784	—	—	16,047,113
Disciplined Value	1,056,729	23,499,193	—	(592,882)	(88,224)	2,046,752	—	—	24,864,839
Disciplined Value International	1,610,546	20,035,057	393,877	(800,476)	(121,889)	2,396,858	—	—	21,903,427
Emerging Markets Debt	391,839	2,503,108	525,142	(206,221)	(67,538)	70,671	40,090	—	2,825,162
Emerging Markets Equity	4,148,077	35,654,853	1,313,674	—	—	1,152,302	—	—	38,120,829
Equity Income	1,596,620	31,905,052	175,743	(291,275)	(30,931)	1,946,062	175,743	—	33,704,651
Financial Industries	406,114	6,979,760	—	(248,376)	(86,510)	563,651	—	—	7,208,525
Fundamental Large Cap Core	324,058	18,854,999	1,053,810	—	—	(63,520)	—	—	19,845,289
Health Sciences	1,534,330	7,366,836	49,133	(130,244)	(51,439)	621,482	—	—	7,855,768
High Yield	970,846	2,503,108	599,291	(233,553)	(43,679)	(5)	40,782	—	2,825,162
International Dynamic Growth	683,753	5,953,171	197,907	—	—	269,358	—	—	6,420,436
International Growth	456,788	11,143,535	305,055	—	—	528,392	—	—	11,976,982
International Small Company	951,379	8,641,199	280,597	(42,449)	(18,296)	491,002	—	—	9,352,053
International Strategic Equity Allocation	7,043,316	58,665,333	1,451,265	—	—	3,554,980	—	—	63,671,578
John Hancock Collateral Trust	81,241	664,851	291,872	(144,868)	(36)	75	6,070	—	811,894
Mid Cap Growth	1,826,798	24,488,036	607,081	(131,320)	(138,285)	932,336	—	—	25,757,848
Mid Value	1,666,099	28,635,692	433,517	(136,243)	(16,334)	2,272,744	—	—	31,189,376
Science & Technology	3,042,736	3,789,145	413,840	(53,238)	(158,235)	237,892	—	—	4,229,404
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	792,334	—	$7,216,664	—	—	$80,730	$31,874	—	$7,297,394
Small Cap Growth	317,009	$4,368,924	263,576	$(97,517)	$(91,728)	156,542	—	—	4,599,797
Small Cap Value	256,743	5,196,689	22,514	(2,433)	(565)	272,959	—	—	5,489,164
U.S. Sector Rotation	9,577,028	81,628,017	343,894	—	—	3,072,093	—	—	85,044,004
					$(1,342,816)	$19,801,558	$320,604	—	$480,361,618
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	—	$10,543,559	—	$(10,734,366)	$62,147	$128,660	—	—	—
Blue Chip Growth	1,146,046	45,520,419	$546,533	(582,708)	(279,756)	(1,849,559)	—	—	$43,354,929
Bond	751,066	10,110,557	1,340,311	(1,034,568)	(202,315)	(119,656)	$98,855	—	10,094,329
Capital Appreciation	2,444,011	28,362,359	775,804	—	—	(396,592)	—	—	28,741,571
Capital Appreciation Value	2,683,563	25,478,443	—	(357,166)	(60,101)	486,341	—	—	25,547,517
Disciplined Value	1,662,954	37,424,576	—	(1,360,253)	815	3,064,168	—	—	39,129,306
Disciplined Value International	2,583,121	32,343,210	505,632	(1,368,325)	(97,380)	3,747,302	—	—	35,130,439
Diversified Real Assets	458,800	5,339,331	30,715	(38,076)	(1,386)	271,363	—	—	5,601,947
Emerging Markets Debt	970,496	6,832,584	710,651	(519,500)	(181,654)	155,194	102,741	—	6,997,275
Emerging Markets Equity	6,265,334	54,700,829	1,185,316	—	—	1,692,279	—	—	57,578,424
Equity Income	2,536,152	50,807,225	280,781	(593,303)	36,968	3,006,504	280,781	—	53,538,175
Financial Industries	635,157	11,102,714	—	(578,010)	(71,676)	821,014	—	—	11,274,042
Fundamental Large Cap Core	488,024	29,722,080	374,361	—	—	(209,833)	—	—	29,886,608
Health Sciences	2,405,840	11,568,480	—	(141,165)	(25,355)	915,938	—	—	12,317,898
High Yield	1,918,679	5,582,721	576,209	(472,328)	(89,605)	(13,641)	85,218	—	5,583,356
International Dynamic Growth	1,101,550	9,587,153	319,721	—	—	436,678	—	—	10,343,552
International Growth	727,264	17,947,222	291,938	—	—	829,696	—	—	19,068,856
International Small Company	1,525,205	14,120,660	266,091	(149,396)	(29,223)	784,637	—	—	14,992,769
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	11,161,322	$93,183,409	$2,156,941	$(104,210)	$(9,568)	$5,671,776	—	—	$100,898,348
John Hancock Collateral Trust	193,537	1,693,884	510,994	(270,815)	(68)	152	$14,681	—	1,934,147
Mid Cap Growth	2,795,358	37,928,038	327,235	—	—	1,159,280	—	—	39,414,553
Mid Value	2,548,520	44,581,754	—	(372,197)	(7,246)	3,505,986	—	—	47,708,297
Science & Technology	4,601,104	5,949,637	423,619	(63,583)	(115,862)	201,724	—	—	6,395,535
Short Duration Bond	1,164,065	—	10,597,952	—	—	123,084	48,768	—	10,721,036
Small Cap Growth	461,163	6,705,971	34,948	(139,113)	(57,312)	146,978	—	—	6,691,472
Small Cap Value	384,857	7,919,138	—	(99,958)	28,049	381,023	—	—	8,228,252
U.S. Sector Rotation	15,237,120	130,429,743	—	—	—	4,875,880	—	—	135,305,623
					$(1,100,528)	$29,816,376	$631,044	—	$766,478,256
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	—	$13,241,255	—	$(13,483,199)	$(49,552)	$291,496	—	—	—
Blue Chip Growth	1,101,114	43,811,989	$461,781	(575,161)	(272,314)	(1,771,142)	—	—	$41,655,153
Bond	1,679,354	22,574,931	1,908,418	(1,215,316)	(275,907)	(421,608)	$221,745	—	22,570,518
Capital Appreciation	2,277,258	26,760,572	492,409	(95,648)	(32,473)	(344,308)	—	—	26,780,552
Capital Appreciation Value	2,296,365	21,890,310	—	(387,319)	(71,678)	430,086	—	—	21,861,399
Core Bond	1,254,774	13,803,729	1,228,282	(837,659)	(164,188)	(240,202)	123,815	—	13,789,962
Disciplined Value	1,565,671	35,713,744	—	(1,742,548)	39,804	2,829,246	—	—	36,840,246
Disciplined Value International	2,511,809	31,871,236	373,863	(1,609,009)	(31,709)	3,556,228	—	—	34,160,609
Diversified Real Assets	1,613,515	18,943,186	203,668	(397,297)	(6,273)	957,729	—	—	19,701,013
Emerging Markets Debt	1,915,781	13,461,315	797,805	(410,865)	(128,749)	93,272	202,914	—	13,812,778
Emerging Markets Equity	5,592,280	48,531,416	1,346,170	—	—	1,515,467	—	—	51,393,053
Equity Income	2,379,410	48,319,057	330,665	(1,276,158)	95,151	2,760,626	265,944	—	50,229,341
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	662,378	$11,630,293	—	$(646,084)	$(89,606)	$862,602	—	—	$11,757,205
Fundamental Global Franchise	424,555	4,261,069	$140,405	—	—	183,718	—	—	4,585,192
Fundamental Large Cap Core	389,191	23,666,839	321,235	—	—	(154,028)	—	—	23,834,046
Global Equity	390,121	4,243,368	54,012	(40,939)	(8,056)	269,219	—	—	4,517,604
Health Sciences	2,506,150	12,190,380	25,730	(312,726)	(56,554)	984,660	—	—	12,831,490
High Yield	4,165,160	12,072,716	789,706	(533,117)	(100,601)	(108,089)	$186,528	—	12,120,615
International Dynamic Growth	1,083,185	9,435,023	306,603	—	—	429,486	—	—	10,171,112
International Growth	719,833	17,654,844	388,524	—	—	830,661	—	—	18,874,029
International Small Company	1,621,706	15,045,459	389,169	(305,347)	(37,052)	849,144	—	—	15,941,373
International Strategic Equity Allocation	11,169,583	94,050,472	2,014,655	(815,924)	(93,933)	5,817,762	—	—	100,973,032
John Hancock Collateral Trust	184,130	1,613,217	636,906	(410,058)	(105)	184	14,005	—	1,840,144
Mid Cap Growth	2,525,076	34,311,764	828,480	(640,080)	(389,035)	1,492,445	—	—	35,603,574
Mid Value	2,294,425	40,324,761	—	(517,902)	49,344	3,095,436	—	—	42,951,639
Science & Technology	4,857,945	6,227,732	590,961	(170,727)	(312,363)	416,940	—	—	6,752,543
Short Duration Bond	1,440,817	—	13,115,758	—	—	154,163	60,899	—	13,269,921
Small Cap Growth	383,494	5,589,376	100,135	(199,254)	(82,483)	156,720	—	—	5,564,494
Small Cap Value	320,893	6,653,687	—	(126,856)	36,045	297,820	—	—	6,860,696
Strategic Income Opportunities	446,558	4,356,413	280,640	(243,221)	(30,207)	(27,545)	42,104	—	4,336,080
U.S. Sector Rotation	15,385,821	132,135,358	151,947	(599,964)	(81,152)	5,019,900	—	—	136,626,089
					$(2,093,646)	$30,228,088	$1,117,954	—	$802,205,502
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	—	$17,163,272	—	$(17,455,831)	$(96,327)	$388,886	—	—	—
Blue Chip Growth	1,124,276	44,340,820	$1,172,054	(887,224)	(405,430)	(1,688,854)	—	—	$42,531,366
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	3,594,993	$49,086,592	$2,945,815	$(2,216,085)	$(509,728)	$(989,894)	$473,145	—	$48,316,700
Capital Appreciation	2,324,407	26,764,960	1,097,079	(177,106)	(84,314)	(265,587)	—	—	27,335,032
Capital Appreciation Value	3,579,893	34,228,455	—	(712,285)	(122,325)	686,733	—	—	34,080,578
Core Bond	3,271,977	36,479,687	2,510,377	(1,976,229)	(404,356)	(650,449)	318,193	—	35,959,030
Disciplined Value	1,589,137	36,445,360	—	(1,948,396)	20,302	2,875,120	—	—	37,392,386
Disciplined Value International	2,685,645	34,152,458	177,344	(1,558,642)	(36,438)	3,790,052	—	—	36,524,774
Diversified Real Assets	3,255,398	38,324,197	399,134	(907,409)	(1,464)	1,933,949	—	—	39,748,407
Emerging Markets Debt	3,476,845	24,895,812	899,559	(664,527)	(206,275)	143,481	367,960	—	25,068,050
Emerging Markets Equity	5,552,215	48,421,003	1,084,290	—	—	1,519,565	—	—	51,024,858
Equity Income	2,417,466	49,557,293	418,385	(1,838,180)	142,089	2,753,117	271,415	—	51,032,704
Financial Industries	655,930	11,554,181	—	(688,309)	(81,904)	858,796	—	—	11,642,764
Fundamental Global Franchise	626,479	6,348,126	148,824	—	—	269,021	—	—	6,765,971
Fundamental Large Cap Core	351,874	20,817,625	842,355	—	—	(111,224)	—	—	21,548,756
Global Equity	695,265	7,622,023	91,417	(126,123)	(28,364)	492,212	—	—	8,051,165
Health Sciences	2,475,176	12,211,843	3,495	(459,785)	(38,054)	955,402	—	—	12,672,901
High Yield	7,914,064	23,190,077	1,109,756	(885,361)	(170,094)	(214,451)	351,872	—	23,029,927
International Dynamic Growth	1,154,690	10,110,316	275,638	—	—	456,590	—	—	10,842,544
International Growth	770,541	18,919,020	387,702	—	—	896,862	—	—	20,203,584
International Small Company	1,759,325	16,407,047	319,658	(312,107)	(35,481)	915,047	—	—	17,294,164
International Strategic Equity Allocation	11,816,351	99,308,669	1,796,209	(307,722)	(38,260)	6,060,920	—	—	106,819,816
John Hancock Collateral Trust	187,328	1,645,153	889,601	(662,734)	(172)	251	14,290	—	1,872,099
Mid Cap Growth	2,457,293	33,233,622	1,458,128	(1,147,539)	(763,923)	1,867,541	—	—	34,647,829
Mid Value	2,240,787	39,703,216	110,433	(942,190)	100,156	2,975,922	—	—	41,947,537
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	4,873,257	$6,218,908	$622,239	$(179,301)	$(284,032)	$396,014	—	—	$6,773,828
Short Duration Bond	1,836,054	—	16,715,193	—	—	194,863	$76,949	—	16,910,056
Small Cap Growth	340,265	4,963,956	137,315	(228,916)	(50,527)	115,412	—	—	4,937,240
Small Cap Value	282,248	5,895,236	5,356	(160,254)	46,972	247,148	—	—	6,034,458
Strategic Income Opportunities	1,325,848	13,075,531	662,351	(694,630)	(50,405)	(118,863)	124,099	—	12,873,984
U.S. Sector Rotation	15,676,165	134,385,557	208,684	(416,553)	(68,122)	5,094,778	—	—	139,204,344
					$(3,166,476)	$31,848,360	$1,997,923	—	$933,086,852
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	—	$20,736,012	—	$(21,097,222)	$(147,649)	$508,859	—	—	—
Blue Chip Growth	966,109	38,064,867	$903,528	(627,239)	(296,971)	(1,496,285)	—	—	$36,547,900
Bond	4,498,351	61,583,647	1,700,757	(898,367)	(191,697)	(1,736,496)	$597,816	—	60,457,844
Capital Appreciation	1,856,403	21,441,860	920,869	(256,779)	(103,530)	(171,123)	—	—	21,831,297
Capital Appreciation Value	4,861,347	46,162,793	—	(655,836)	(109,196)	882,267	—	—	46,280,028
Core Bond	5,178,014	56,040,923	3,148,827	(669,029)	(115,656)	(1,498,696)	492,876	—	56,906,369
Disciplined Value	1,327,589	30,598,593	—	(1,789,950)	37,426	2,392,105	—	—	31,238,174
Disciplined Value International	2,489,862	31,772,391	279,478	(1,665,701)	(49,767)	3,525,725	—	—	33,862,126
Diversified Real Assets	5,213,421	62,457,015	845,590	(2,754,031)	54,625	3,052,674	—	—	63,655,873
Emerging Markets Debt	5,314,488	38,387,430	1,060,992	(1,039,421)	(331,180)	239,635	563,581	—	38,317,456
Emerging Markets Equity	4,812,245	41,809,529	1,077,182	—	—	1,337,817	—	—	44,224,528
Equity Income	2,030,671	41,249,585	447,287	(1,269,377)	110,803	2,329,177	226,912	—	42,867,475
Financial Industries	713,845	12,520,576	—	(702,003)	(75,799)	927,971	—	—	12,670,745
Floating Rate Income	1,147,341	13,137,299	579,169	(4,723,832)	(459,467)	94,838	183,888	—	8,628,007
Fundamental Global Franchise	1,444,185	14,541,074	430,776	—	—	625,350	—	—	15,597,200
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	203,286	$12,060,573	$449,995	—	—	$(61,357)	—	—	$12,449,211
Global Equity	1,783,474	19,631,351	12,089	$(176,959)	$(47,139)	1,233,282	—	—	20,652,624
Health Sciences	2,706,971	13,239,285	98,964	(492,056)	(34,761)	1,048,259	—	—	13,859,691
High Yield	11,358,967	33,487,713	668,730	(544,229)	(99,429)	(458,191)	$513,633	—	33,054,594
International Dynamic Growth	1,077,581	9,407,882	279,570	(3,526)	(1,547)	436,110	—	—	10,118,489
International Growth	721,428	17,479,725	580,110	(25)	(8)	856,047	—	—	18,915,849
International Small Company	1,884,677	17,541,043	560,765	(521,539)	(21,381)	967,482	—	—	18,526,370
International Strategic Equity Allocation	11,797,950	100,242,631	1,759,534	(1,401,239)	(207,972)	6,260,511	—	—	106,653,465
John Hancock Collateral Trust	237,132	2,075,768	1,362,486	(1,068,530)	(281)	387	17,991	—	2,369,830
Mid Cap Growth	2,267,463	30,620,487	1,503,851	(1,166,400)	(727,068)	1,740,364	—	—	31,971,234
Mid Value	2,045,842	36,437,094	180,984	(1,148,389)	178,195	2,650,281	—	—	38,298,165
Science & Technology	5,307,383	6,789,548	643,757	(178,704)	(269,983)	392,645	—	—	7,377,263
Short Duration Bond	4,000,299	15,186,236	22,244,568	(641,511)	(54,298)	107,761	250,647	—	36,842,756
Small Cap Growth	267,074	3,913,880	79,379	(171,586)	(18,637)	72,213	—	—	3,875,249
Small Cap Value	223,568	4,625,816	33,205	(113,452)	26,995	207,317	—	—	4,779,881
Strategic Income Opportunities	4,202,692	41,563,568	672,622	(889,421)	(124,832)	(413,796)	399,724	—	40,808,141
U.S. Sector Rotation	14,983,768	126,927,744	1,407,521	(209,763)	(37,298)	4,967,651	—	—	133,055,855
					$(3,117,502)	$31,020,784	$3,247,068	—	$1,046,693,689
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	—	$18,532,929	—	$(18,859,135)	$(140,539)	$466,745	—	—	—
Blue Chip Growth	495,975	20,018,970	$716,706	(1,012,719)	(355,575)	(604,644)	—	—	$18,762,738
Bond	5,733,945	80,109,370	1,648,552	(2,144,902)	(508,068)	(2,040,725)	$774,366	—	77,064,227
Capital Appreciation	881,744	10,407,659	127,504	—	—	(165,850)	—	—	10,369,313
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	5,106,402	$48,970,680	—	$(1,154,870)	$(145,242)	$942,383	—	—	$48,612,951
Core Bond	6,187,136	69,419,410	$1,707,660	(1,044,373)	(208,651)	(1,877,421)	$615,821	—	67,996,625
Disciplined Value	667,421	15,790,325	—	(1,307,679)	54,099	1,167,681	—	—	15,704,426
Disciplined Value International	1,738,114	23,043,299	—	(1,830,398)	(45,323)	2,470,766	—	—	23,638,344
Diversified Real Assets	5,744,468	69,351,895	193,379	(2,718,853)	32,453	3,281,085	—	—	70,139,959
Emerging Markets Debt	5,598,177	40,392,257	598,041	(481,696)	(158,930)	13,185	598,041	—	40,362,857
Emerging Markets Equity	2,505,698	22,736,387	292,940	(668,622)	(258,036)	924,692	—	—	23,027,361
Equity Income	1,014,239	21,315,801	117,081	(1,217,337)	271,789	923,241	117,080	—	21,410,575
Financial Industries	524,809	9,453,621	3,270	(766,359)	(88,755)	713,578	—	—	9,315,355
Floating Rate Income	1,964,211	19,501,485	305,401	(4,483,516)	(400,452)	(152,049)	305,401	—	14,770,869
Fundamental Global Franchise	1,677,921	17,259,369	521,864	(379,906)	(99,795)	820,017	—	—	18,121,549
Fundamental Large Cap Core	142,277	8,563,157	216,096	—	—	(66,192)	—	—	8,713,061
Global Equity	1,649,417	18,821,449	16,259	(819,873)	(185,996)	1,268,407	—	—	19,100,246
Health Sciences	1,988,318	10,109,068	—	(670,719)	3,263	738,577	—	—	10,180,189
High Yield	12,079,312	36,618,514	553,867	(1,390,551)	(278,088)	(352,944)	553,867	—	35,150,798
International Dynamic Growth	751,491	6,816,437	137,368	(191,918)	(90,831)	385,444	—	—	7,056,500
International Growth	499,795	12,683,989	118,619	(267,879)	(37,418)	607,321	—	—	13,104,632
International Small Company	1,310,248	12,610,580	250,176	(618,989)	25,116	612,855	—	—	12,879,738
International Strategic Equity Allocation	8,158,608	72,607,399	21,972	(2,990,586)	(426,338)	4,541,372	—	—	73,753,819
John Hancock Collateral Trust	236,549	2,106,056	1,514,358	(1,256,514)	(315)	420	18,034	—	2,364,005
Mid Cap Growth	1,437,079	19,729,844	491,887	(556,290)	(361,601)	958,969	—	—	20,262,809
Mid Value	1,296,606	23,709,823	—	(1,210,175)	258,682	1,514,137	—	—	24,272,467
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	3,782,519	$5,055,332	$274,001	$(117,158)	$(139,524)	$185,050	—	—	$5,257,701
Short Duration Bond	4,832,111	30,409,967	15,570,190	(1,258,802)	(113,170)	(104,444)	$368,296	—	44,503,741
Small Cap Growth	276,526	4,123,925	84,677	(251,763)	(65,480)	121,035	—	—	4,012,394
Small Cap Value	231,355	4,903,133	25,982	(221,776)	50,079	188,953	—	—	4,946,371
Strategic Income Opportunities	5,323,177	54,027,863	806,726	(2,411,199)	(243,425)	(491,913)	512,102	—	51,688,052
U.S. Sector Rotation	9,186,062	79,560,016	310,855	(1,205,531)	(210,411)	3,117,305	—	—	81,572,234
					$(3,866,482)	$20,107,036	$3,863,008	—	$878,115,906
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	—	$10,382,613	—	$(10,562,653)	$(24,979)	$205,019	—	—	—
Blue Chip Growth	111,498	4,380,820	$210,914	(161,506)	(21,266)	(191,004)	—	—	$4,217,958
Bond	4,197,651	58,797,554	823,026	(1,352,489)	(252,746)	(1,598,921)	$565,616	—	56,416,424
Capital Appreciation	149,873	1,698,236	124,350	(37,573)	(16,565)	(5,938)	—	—	1,762,510
Capital Appreciation Value	2,645,003	25,101,636	—	(335,174)	(43,454)	457,420	—	—	25,180,428
Core Bond	4,942,376	55,478,502	1,010,846	(512,656)	(94,688)	(1,565,290)	491,869	—	54,316,714
Disciplined Value	136,012	3,153,609	3,005	(205,888)	4,161	245,477	—	—	3,200,364
Disciplined Value International	684,167	9,036,510	37,171	(719,852)	(7,798)	958,646	—	—	9,304,677
Diversified Real Assets	3,443,471	40,840,168	555,143	(1,374,554)	56,639	1,967,389	—	—	42,044,785
Emerging Markets Debt	3,485,295	25,022,772	614,705	(443,683)	(137,369)	72,554	371,449	—	25,128,979
Emerging Markets Equity	1,023,183	9,161,157	225,978	(266,825)	(181,648)	464,387	—	—	9,403,049
Equity Income	207,253	4,256,878	69,332	(200,693)	51,054	198,550	23,456	—	4,375,121
Financial Industries	267,749	4,698,368	—	(263,579)	(30,571)	348,330	—	—	4,752,548
Floating Rate Income	1,625,012	14,997,000	307,741	(2,659,206)	(224,895)	(200,552)	244,789	—	12,220,088
Fundamental Global Franchise	902,761	9,117,834	465,851	(222,431)	(60,410)	448,970	—	—	9,749,814
32	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	81,164	$4,732,416	$284,058	$(17,722)	$(1,608)	$(26,674)	—	—	$4,970,470
Global Equity	869,651	9,785,166	74,825	(362,432)	(70,052)	643,050	—	—	10,070,557
Global Shareholder Yield	432,872	4,688,578	91,573	(249,611)	23,799	259,195	$27,913	—	4,813,534
Health Sciences	1,012,360	5,057,813	66,591	(323,180)	32,659	349,401	—	—	5,183,284
High Yield	7,559,650	23,078,716	346,884	(1,033,380)	(189,953)	(203,686)	346,884	—	21,998,581
International Dynamic Growth	295,959	2,686,340	39,734	(63,271)	(25,710)	141,964	—	—	2,779,057
International Growth	197,732	5,015,177	66,508	(126,361)	(50,151)	279,368	—	—	5,184,541
International Small Company	569,084	5,446,989	167,861	(300,217)	35,663	243,803	—	—	5,594,099
International Strategic Equity Allocation	3,621,413	31,903,400	236,335	(1,226,102)	(197,350)	2,021,293	—	—	32,737,576
John Hancock Collateral Trust	137,870	1,274,921	993,998	(891,143)	(233)	286	10,754	—	1,377,829
Mid Cap Growth	558,282	7,509,893	287,700	(159,385)	(42,595)	276,160	—	—	7,871,773
Mid Value	503,712	9,011,116	109,276	(389,543)	110,193	588,447	—	—	9,429,489
Science & Technology	1,957,000	2,557,429	301,056	(184,296)	(218,708)	264,749	—	—	2,720,230
Short Duration Bond	3,781,686	25,828,166	10,212,528	(995,998)	(88,299)	(127,066)	298,579	—	34,829,331
Small Cap Growth	105,640	1,546,844	50,510	(85,177)	(12,375)	33,036	—	—	1,532,838
Small Cap Value	88,759	1,834,964	39,622	(68,743)	7,953	83,880	—	—	1,897,676
Strategic Income Opportunities	3,023,058	30,549,443	388,564	(1,175,039)	(92,213)	(316,860)	289,935	—	29,353,895
U.S. Sector Rotation	3,977,272	33,895,682	806,653	(651,805)	(117,213)	1,384,855	—	—	35,318,172
					$(1,880,728)	$7,700,238	$2,671,244	—	$479,736,391
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	—	$3,560,578	—	$(3,622,487)	$41,592	$20,317	—	—	—
Blue Chip Growth	37,790	1,575,366	$52,346	(120,602)	(6,123)	(71,376)	—	—	$1,429,611
Bond	1,780,958	24,734,011	619,699	(638,254)	(130,490)	(648,888)	$239,196	—	23,936,078
|	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	62,109	$724,057	$69,015	$(53,712)	$(12,050)	$3,087	—	—	$730,397
Capital Appreciation Value	945,551	9,219,164	74,031	(443,302)	(48,032)	199,784	—	—	9,001,645
Core Bond	2,075,898	22,953,396	771,788	(228,703)	(47,723)	(634,640)	$204,710	—	22,814,118
Disciplined Value	49,177	1,188,244	—	(123,853)	(1,440)	94,186	—	—	1,157,137
Disciplined Value International	252,683	3,498,515	53,331	(484,620)	2,495	366,768	—	—	3,436,489
Diversified Real Assets	1,246,434	14,812,738	157,455	(484,034)	12,015	720,787	—	—	15,218,961
Emerging Markets Debt	1,264,862	9,583,620	156,948	(579,369)	(175,670)	134,123	139,922	—	9,119,652
Emerging Markets Equity	198,009	1,878,180	85,494	(201,034)	(79,281)	136,339	—	—	1,819,698
Equity Income	74,425	1,601,922	20,753	(141,792)	47,014	43,208	8,905	—	1,571,105
Floating Rate Income	782,947	7,103,346	184,466	(1,211,281)	(60,570)	(128,201)	114,297	—	5,887,760
Fundamental Global Franchise	298,271	3,171,549	218,932	(304,362)	(63,502)	198,711	—	—	3,221,328
Fundamental Large Cap Core	23,434	1,416,017	114,529	(88,916)	67	(6,574)	—	—	1,435,123
Global Equity	333,688	3,940,193	22,719	(323,696)	(51,980)	276,868	—	—	3,864,104
Global Shareholder Yield	185,309	2,102,726	39,611	(207,158)	24,257	101,200	12,541	—	2,060,636
High Yield	2,883,739	8,768,457	177,825	(403,553)	(76,907)	(74,141)	132,147	—	8,391,681
International Dynamic Growth	109,371	1,037,521	29,597	(84,214)	(33,696)	77,785	—	—	1,026,993
International Growth	72,742	1,926,309	67,456	(173,412)	(56,081)	143,028	—	—	1,907,300
International Small Company	145,264	1,459,799	56,514	(163,554)	27,756	47,430	—	—	1,427,945
International Strategic Equity Allocation	1,056,580	9,789,916	181,498	(974,776)	(134,603)	689,445	—	—	9,551,480
John Hancock Collateral Trust	34,657	316,506	437,910	(408,081)	(91)	104	2,820	—	346,348
Mid Cap Growth	128,156	1,817,591	118,536	(187,323)	5,832	52,370	—	—	1,807,006
Mid Value	118,376	2,180,990	13,682	(144,273)	51,658	113,951	—	—	2,216,008
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	1,696,689	$12,724,824	$3,571,328	$(548,950)	$(46,672)	$(74,026)	$139,274	—	$15,626,504
Strategic Income Opportunities	1,130,660	11,484,492	189,228	(540,431)	(36,456)	(118,120)	108,485	—	10,978,713
U.S. Sector Rotation	1,136,913	10,096,984	282,303	(657,999)	(97,854)	472,352	—	—	10,095,786
					$(946,535)	$2,135,877	$1,102,297	—	$170,079,606
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	—	$3,411,268	—	$(3,471,789)	$95,714	$(35,193)	—	—	—
Blue Chip Growth	18,855	768,305	$44,332	(62,245)	(6,796)	(30,303)	—	—	$713,293
Bond	1,412,071	19,632,592	506,904	(535,594)	(107,342)	(518,328)	$190,592	—	18,978,232
Capital Appreciation Value	667,960	6,208,910	181,796	(139,257)	(17,683)	125,218	—	—	6,358,984
Core Bond	1,734,290	19,582,176	534,295	(465,998)	(95,678)	(494,952)	174,548	—	19,059,843
Disciplined Value International	163,656	2,173,166	134,736	(318,261)	(5,835)	241,917	—	—	2,225,723
Diversified Real Assets	904,839	10,715,197	641,043	(847,021)	(8,473)	547,344	—	—	11,048,090
Emerging Markets Debt	1,005,359	7,233,791	218,371	(177,244)	(60,574)	34,294	108,216	—	7,248,638
Emerging Markets Equity	38,971	354,841	26,089	(33,432)	(3,953)	14,597	—	—	358,142
Equity Income	44,225	915,280	52,779	(88,927)	11,618	42,846	5,174	—	933,596
Floating Rate Income	720,823	6,237,675	133,511	(770,958)	(63,699)	(115,937)	106,801	—	5,420,592
Fundamental Global Franchise	205,902	2,141,162	174,497	(181,313)	(31,827)	121,217	—	—	2,223,736
Fundamental Large Cap Core	17,785	1,047,879	98,963	(52,549)	(3,493)	(1,633)	—	—	1,089,167
Global Equity	216,035	2,445,729	128,997	(219,146)	(38,844)	184,948	—	—	2,501,684
Global Shareholder Yield	171,882	1,863,581	123,642	(191,159)	(3,806)	119,074	11,418	—	1,911,332
High Yield	2,226,180	6,668,336	167,944	(241,016)	(50,297)	(66,784)	102,192	—	6,478,183
International Dynamic Growth	71,242	646,648	47,518	(53,514)	(47,301)	75,616	—	—	668,967
International Growth	47,386	1,206,985	77,573	(97,377)	(34,638)	89,907	—	—	1,242,450
|	35

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	72,878	$707,646	$54,244	$(82,167)	$4,212	$32,458	—	—	$716,393
International Strategic Equity Allocation	674,069	5,934,797	384,753	(571,762)	(103,064)	448,863	—	—	6,093,587
John Hancock Collateral Trust	30,698	269,294	350,814	(313,335)	(75)	90	$2,429	—	306,788
Mid Cap Growth	50,267	688,723	97,432	(101,392)	(2,924)	26,924	—	—	708,763
Mid Value	45,749	814,158	46,829	(69,086)	7,628	56,884	—	—	856,413
Short Duration Bond	1,574,128	11,663,172	3,289,410	(340,114)	(29,729)	(85,016)	129,011	—	14,497,723
Strategic Income Opportunities	861,508	8,648,294	131,178	(295,632)	(20,318)	(98,276)	82,837	—	8,365,246
U.S. Sector Rotation	700,418	6,000,713	400,361	(413,458)	(70,732)	302,825	—	—	6,219,709
					$(687,909)	$1,018,600	$913,218	—	$126,225,274
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
36	|